Note C - Securities - Securities Held to Maturity With Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less Than 12 Months - Fair Value	$ 484	$ 362
Less Than 12 Months - Unrecognized Loss	(3)	(2)
12 Months or More - Fair Value	1,312	1,502
12 Months or More - Unrecognized Loss	(81)	(33)
Fair Value	1,796	1,864
Unrecognized Loss	(84)	(35)
US States and Political Subdivisions Debt Securities [Member]
Less Than 12 Months - Fair Value	484	362
Less Than 12 Months - Unrecognized Loss	(3)	(2)
12 Months or More - Fair Value	1,312	1,502
12 Months or More - Unrecognized Loss	(81)	(33)
Fair Value	1,796	1,864
Unrecognized Loss	$ (84)	$ (35)